Stock-Based Compensation - Stock Option Activity (Details) - Gelesis - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at December 31, 2020	5,034,858
Granted	518,684
Exercised	(255,062)
Forfeited	(68,090)
Expired	(340,570)
Outstanding at December 31, 2021	4,889,820	5,034,858
Exercisable at December 31, 2021	3,704,417
Nonvested at December 31, 2021	1,185,403
Weighted Average Exercise Price
Outstanding at December 31, 2020	$ 9.26
Granted	18.52
Exercised	0.57
Forfeited	10.98
Expired	1.49
Outstanding at December 31, 2021	10.39	$ 9.26
Exercisable at December 31, 2021	9.21
Nonvested at December 31, 2021	$ 14.10
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 2 months 1 day	6 years 1 month 13 days
Exercisable at December 31, 2021	5 years 3 months 10 days
Nonvested at December 31, 2021	8 years 11 months 12 days
Aggregate Intrinsic Value
Exercised	$ 5,304
Outstanding	54,449	$ 14,742
Exercisable at December 31, 2021	45,211
Nonvested at December 31, 2021	9,238
Stock options
Aggregate Intrinsic Value
Fair value of options vested	$ 5,500	$ 3,100